COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12. COMMITMENTS AND CONTINGENCIES

Mining Permits

Both mineral exploration and extraction require permits from various foreign, federal, state, provincial and local governmental authorities and are governed by laws and regulations, including those with respect to prospecting, mine development, mineral production, transport, export, taxation, labor standards, occupational health, waste disposal, toxic substances, land use, environmental protection, mine safety and other matters. There can be no assurance that the Company will be able to obtain or maintain any of the permits required for the continued exploration of our mineral properties or for the construction and operation of a mine on the Company's properties at economically viable costs.

In Chile, lithium is not exploitable via traditional mining concessions. The Chilean Mining Code ("CMC") establishes the reserve of lithium to the State of Chile and expressly provides that the exploration or exploitation of "non-concessible" substances (including lithium) can be performed only directly by the State of Chile, or its companies, or by means of administrative concessions or special operation contracts, fulfilling the requirements and conditions set forth by the President of the Republic of Chile for each case. Currently neither the Company nor its subsidiaries have sufficient authority (or permits) to explore and exploit lithium in Chile.

The Chilean Government's Ministry of Mining established its first ever auction for the award of a lithium production quotas and licenses (Special Lithium Operations Contracts, or CEOLs) which would permit the exploitation of an aggregate of 100,000 tons of lithium metal (approximately 530,000 tons of lithium carbonate equivalent) over a 20 year period, subject to a seven percent royalty. In September 2012, the Company formed a consortium consisting of the Company, POSCO, Daewoo International Corp, and Mitsui & Co. (the "Consortium") for the purpose of participating in such CEOL auction. As required under the rules established by the Ministry of Mining, on September 14, 2012, the Consortium submitted its bid for the CEOLs.

On September 24, 2012, the Ministry of Mining opened the bids and informed us that the Consortium's bid was not the winning bid.

Pending the outcome of the permitting process, the Company is exploring other strategies that could enable the Company to obtain rights to exploit lithium in Chile, whether from our Maricunga project or otherwise. Additionally, the Company is evaluating the Maricunga project as a potential producer of potassium nitrate. However, there can be no assurances that the Company will be able to do so in the near future, on favorable terms, or at all.

The Company believes that it is in compliance with all material laws and regulations that currently apply to its activities, but there can be no assurance that the Company can continue to remain in compliance. Current laws and regulations could be amended and the Company might not be able to comply with them, as amended. Further, there can be no assurance that the Company will be able to obtain or maintain all permits necessary for our future operations, or that the Company will be able to obtain them on reasonable terms. To the extent such approvals are required and are not obtained, the Company may be delayed or prohibited from proceeding with planned exploration or development of its mineral properties.

2011 Offering - Registration Rights Penalties

On March 22, 2011, the Board of Directors approved a private placement offering (the "2011 Offering") to investors of up to $10,000,000 worth of units of securities at an offering price of $0.27 per unit ("G Unit"). Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share ("G Warrant", or "2011 Unit Offering warrant"). The G Warrants are exercisable for a period of three years. On April 7, April 13, May 3, May 6, and May 19, 2011, the Company held closings of the 2011 Offering with respect to an aggregate of 23,920,071 units of its securities, for aggregate gross proceeds of approximately $6,458,189 ($5,720,918 net after offering expenses and placement agent fees). The Company also issued to placement agents and finders warrants to purchase an aggregate of 1,913,606 shares of common stock at an exercise price of $0.27 per share and exercisable for a period of three years.

Pursuant to a registration rights agreement for the 2011 Offering, the Company agreed to file a registration statement with the Securities and Exchange Commission within 75 days after the closing date to register the shares of common stock and the shares of common stock underlying the G warrants under the Securities Act of 1933, as amended, and to use its best efforts to cause such registration statement to become effective within 150 days after the filing date, all at the Company's own expense. Pursuant to the registration rights agreement, in the event the Company does not meet these deadlines, the Company has agreed to pay the investors monetary penalties of 2% of their investment per month until such failures are cured (up to an aggregate maximum penalty of 10%, or $645,819). The Company was required to file the registration statement by June 21, 2011, however the registration statement was not filed until July 1, 2011, and the Company recorded a monetary penalties accrual of $38,750, which has not yet been paid as of September 30, 2012. The Company was required to cause the registration statement to become effective by November 28, 2011, however the registration statement was not effective until March 19, 2012, and the Company increased the monetary penalties accrual to $518,243, (plus accrued interest of $64,759, included in accrued expenses, which is calculated at 18% per annum for registration rights penalties considered past due), and the penalty has not yet been paid as of September 30, 2012. Although the Company intends to seek a waiver for these monetary penalties, there is no assurance the Company will be successful in obtaining a waiver.

Gain Contingency

As of September 30, 2012, the Company did not capitalize any Chilean value-added taxes ("VAT") amounting to $774,972 arising from various purchases of goods and services in Chile. The Company expensed $4,819 during the three months ended September 30, 2012 due to uncertainty of recoverability and these amounts are included in exploration expenses on the consolidated statement of operations. Under Chilean regulation, this VAT is recoverable from future VAT payable.

Operating Leases

Rental expense for office operating leases was $36,008 and $24,768 during the three months ended September 30, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of September 30, 2012 are as follows:

Period ending September 30,	Amount
2013	$57,323
2014	100,041
2015	42,304
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$199,668

NOTE 13. COMMITMENTS AND CONTINGENCIES

Mining Permits

Both mineral exploration and extraction require permits from various foreign, federal, state, provincial and local governmental authorities and are governed by laws and regulations, including those with respect to prospecting, mine development, mineral production, transport, export, taxation, labor standards, occupational health, waste disposal, toxic substances, land use, environmental protection, mine safety and other matters. There can be no assurance that the Company will be able to obtain or maintain any of the permits required for the continued exploration of our mineral properties or for the construction and operation of a mine on the Company's properties at economically viable costs.

In Chile, lithium is not exploitable via traditional mining concessions. The Chilean Mining Code ("CMC") establishes the reserve of lithium to the State of Chile and expressly provides that the exploration or exploitation of "non-concessible" substances (including lithium) can be performed only directly by the State of Chile, or its companies, or by means of administrative concessions or special operation contracts, fulfilling the requirements and conditions set forth by the President of the Republic of Chile for each case. Currently neither the Company nor its subsidiaries have sufficient authority (or permits) to explore and exploit lithium in Chile.

The Chilean Government's Ministry of Mining established its first ever auction for the award of a lithium production quotas and licenses (Special Lithium Operations Contracts, or CEOLs) which would permit the exploitation of an aggregate of 100,000 tons of lithium metal (approximately 530,000 tons of lithium carbonate equivalent) over a 20 year period, subject to a seven percent royalty. In September 2012, the Company formed a consortium consisting of the Company, POSCO, Daewoo International Corp, and Mitsui & Co. (the "Consortium") for the purpose of participating in such CEOL auction. As required under the rules established by the Ministry of Mining, on September 14th, 2012, the Consortium submitted its bid for the CEOLs.

On September 24, 2012, the Ministry of Mining opened the bids and informed the Company that the Consortium's bid was not the winning bid.

On October 1, 2012, the Ministry of Mining informed the Company that the Chilean Government decided to invalidate the CEOL process and the results announced on September 24, 2012 due to an administrative error.

The Company is currently in the process of pursuing the Chilean Government to reconsider its decision to invalidate the CEOL process. The Company requested that the Chilean Government should award the CEOL to the second highest bidder, the Consortium´s offer. The Company put together a "Request for Reconsideration" (RFR). This is deemed to be a friendly recourse which anybody can request an authority to change their decision.

If such action is turned down, a fast track Court Action called "Protection Recourse" might take place. Under that circumstance, Courts would determine on rule whether or not the Government is abusing by its action. If they rule in the Company´s favor, the Government would be forced to complete the process and grant the CEOL to the Consortium.

Pending the outcome of the permitting process, the Company is exploring other strategies that could enable the Company to obtain rights to exploit lithium in Chile, whether from our Maricunga project or otherwise. Additionally, the Company is evaluating the Maricunga project as a potential producer of potassium nitrate. However, there can be no assurances that the Company will be able to do so in the near future or at all.

There has been a recent trend in Argentina, at the National and Provincial levels, of seeking to limit and/or to restrict certain mining activities within the territory of certain Provinces. The Province of Jujuy, which is adjacent to the Province of Salta, where the Noto Properties are located, issued in March 2011 a Decree declaring lithium reserves as strategic natural resources for the Province, subjecting lithium exploration and exploitation projects to the evaluation of an Experts Committee, and the subsequent approval of different government bodies and the favorable recommendation of the Experts Committee. There can be no assurance that similar regulations will not be issued in the Province of Salta.

In October 2010, the National Law No. 26,639, "Regime of Minimum Principles for the Preservation of Glaciers and Periglacial Environment" (the "Glaciers Law"), was promulgated. The Glaciers Law is aimed at the protection and preservation of glaciers and the periglacial environment. The Glaciers Law regulates, limits, and in certain cases, bans certain activities developed on glacial and periglacial areas. Depending on how the Glaciers Law is interpreted - and, specifically, the definition of the term "periglacial" - this regulation could have a negative effect on the potential activities to be conducted on the Noto Properties.

The Company believes that it is in compliance with all material laws and regulations that currently apply to its activities, but there can be no assurance that the Company can continue to remain in compliance. Current laws and regulations could be amended and the Company might not be able to comply with them, as amended. Further, there can be no assurance that the Company will be able to obtain or maintain all permits necessary for our future operations, or that the Company will be able to obtain them on reasonable terms. To the extent such approvals are required and are not obtained, the Company may be delayed or prohibited from proceeding with planned exploration or development of its mineral properties.

Non-Binding Agreement - New World Resource Corp.

On January 19, 2012, the Company entered into a non-binding agreement whereby the Company would acquire certain options (the "New World Options") held by New World Resource Corp., with respect to a the Pastos Grandes lithium brine project in the Sud Lipez province within the Department of Potosi, Bolivia (the "Pastos Project"), as well as certain other assets.

The agreement contemplated a purchase price for the New World Options and other assets consisting of equity representing 22.5% of the Company after completion of such transaction.

The Company advanced $150,000 to fund a required payment under the New World Options that was due in February 2012. The Company then elected to not pursue this transaction and expensed this $150,000 payment during the year ended June 30, 2012.

Non-Binding Agreement - Claritas, Lithium and Bongo Mining Properties

On November 30, 2011, the Company entered into a non-binding agreement with three companies consisting of SLM Claritas, SLM Bongo and SLM Lithium (collectively, the "SLM Sellers") with mining concessions with respect to an aggregate of 3,721 acres (1,506 hectares) in Chile (the "Chilean Prospect") located near the Company's Maricunga property. Pursuant to the non-binding agreement, the Company made a one-time nonrefundable payment (the "SLM Deposit") of $250,000 on January 5, 2012. The SLM Deposit provided the Company with 60 days to perform due diligence procedures to determine whether or not to proceed with negotiating definitive agreements with the SLM Sellers regarding the Chilean Prospect. The Company elected to not proceed on negotiations related to the definitive agreements and has written off the SLM Deposit during the year ended June 30, 2012.

2011 Offering - Registration Rights Penalties

On March 22, 2011, the Board of Directors approved a private placement offering (the "2011 Offering") to investors of up to $10,000,000 worth of units of securities at an offering price of $0.27 per unit ("G Unit"). Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share ("G Warrant", or "2011 Unit Offering warrant"). The G Warrants are exercisable for a period of three years. On April 7, April 13, May 3, May 6, and May 19, 2011, the Company held closings of the 2011 Offering with respect to an aggregate of 23,920,071 units of its securities, for aggregate gross proceeds of approximately $6,458,189 ($5,720,918 net after offering expenses and placement agent fees). The Company also issued to placement agents and finders warrants to purchase an aggregate of 1,913,606 shares of common stock at an exercise price of $0.27 per share and exercisable for a period of three years.

Pursuant to a registration rights agreement for the 2011 Offering, the Company agreed to file a registration statement with the Securities and Exchange Commission within 75 days after the closing date to register the shares of common stock and the shares of common stock underlying the G warrants under the Securities Act of 1933, as amended, and to use its best efforts to cause such registration statement to become effective within 150 days after the filing date, all at the Company's own expense. Pursuant to the registration rights agreement, in the event the Company does not meet these deadlines, the Company has agreed to pay the investors monetary penalties of 2% of their investment per month until such failures are cured (up to an aggregate maximum penalty of 10%, or $645,819). The Company was required to file the registration statement by June 21, 2011, however the registration statement was not filed until July 1, 2011, and the Company recorded a monetary penalties accrual of $38,750, which has not yet been paid as of June 31, 2012. The Company was required to cause the registration statement to become effective by November 28, 2011, however the registration statement was not effective until March 19, 2012, and the Company increased the monetary penalties accrual to $530,243 (which includes accrued interest of $41,438 and is calculated at 18% per annum for registration rights penalties considered past due), and the penalty has not yet been paid as of June 30, 2012. Although the Company intends to seek a waiver for these monetary penalties, there is no assurance the Company will be successful in obtaining a waiver.

R3 Fusion

R3 Fusion, Inc. ("R3") is a technology company that has developed, patented, demonstrated and is currently commercializing its Short Path Condensate Recovery (SPaCeR) technology, which utilizes waste process heat and engineering designed to achieve a highly cost effective means of environmentally friendly fluid processing.

The Company believes the SPaCeR™ technology may speed the rate of mineral recovery from brine. However there can be no assurance that it will do so on a commercially favorable basis or at all. Not only do we believe R3's SPaCeR technology can aid in the recovery of lithium, but we believe it will allow brine mining operations to use smaller facilities, reducing their footprint by as much as 1,000-fold.

On January 13, 2012, Li3 Energy entered into an agreement with R3 (the "R3 Agreement") to apply R3's SPaCeR in processing brine from the Company's properties. Pursuant to the R3 Agreement, R3 will provide the Company with a demonstration plant consisting of two units having a design flow capacity of at least 1.6 liters per second each, and on-site training. Upon installation of the facilities Li3 Energy will pay R3 equipment use fees of $37,500 per month for the first twelve months following successful installation and commissioning of the system, and, if Li3 Energy elects to keep the equipment on site thereafter, $12,500 per month for up to an additional 36 months.

The R3 Agreement also provides that Li3 Energy will be given the exclusive license, subject to final negotiations, to exploit R3's SPaCeR technology throughout the world for the processing of lithium-containing brine for so long as Li3 Energy is using such systems in the processing of brine at our facilities in South America.

Nevada

Under the BSV Option Agreement, as amended, the Company was required to pay to GeoXplor $100,000 on June 30, 2010, which the Company has not paid. During the year ended June 30, 2011, the Company became obligated to pay approximately $57,000 of claim maintenance fees on the Nevada Claims and approximately $32,600 of Nevada state taxes, which is recorded in accrued expenses as of June 30, 2011. At June 30, 2012 and 2011, the Company has recorded $189,600 in accrued liabilities related to this agreement.

Employment Agreement

The Company has entered into an Employment Services Agreement with our Chief Executive Officer, Mr. Luis Saenz, effective as of August 24, 2011. Under the Employment Services Agreement, the Company will pay Mr. Saenz such base salary as may be determined by its Board of Directors. The Employment Services Agreement has an initial term of one year and is automatically renewed for successive one-year terms unless either party delivers timely notice of its intention not to renew. The Company may also pay Mr. Saenz an annual bonus at such time and in such amount as may be determined by its Board of Directors in its sole discretion.

Mr. Saenz's employment by the Company remains "at-will" and terminable at any time for any reason or for no reason. If Mr. Saenz's employment is terminated by the Company without Cause, the Company must continue to pay him any base salary at the rate then in effect for a period of 18 months. If Mr. Saenz terminates the Employment Services Agreement for Good Reason, or in the event of a termination of employment due to a permanent disability, the Company will continue to pay him any base salary at the rate then in effect for a period of 18 months.

For the duration of the employment period and, unless the Company terminates Mr. Saenz's employment without Cause, for a period of 18 months thereafter, Mr. Saenz has agreed not to directly or indirectly compete with any business engaged in by us or proposed to be engaged in by us during the period of his employment anywhere within the countries in which the Company is then operating.

Gain contingency

As at June 30, 2012, the Company did not capitalize any Chilean value-added taxes ("VAT") amounting to $770,153 arising from various purchases of goods and services in Chile. The Company expensed these amounts during the year ended June 30, 2012 due to the uncertainty of recoverability and is included in exploration expenses on the consolidated statement of operations. Under Chilean regulation, this VAT is recoverable from future VAT payable.

Operating leases

Rental expense for office operating leases was $87,769 and $43,662 during the years ended June 30, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of June 30, 2012 are as follows:

Years ending June 30	Amount
2013	$93,308
2014	100,041
2015	42,304
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$235,653